IMPAIRMENT (Details) - Schedule of Impairment - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	£ 485
Other changes in credit quality	543
Additions (repayments)	(90)
Methodology changes	(20)
Other items	19
Other items impacting the impairment charge	452
Total impairment	937	£ 688	£ 752
In respect of:
Financial assets at amortised cost	1,023
Other assets	1
Impairment charge on drawn balances	1,024
Loan commitments and financial guarantees	(73)
Financial assets at fair value through other comprehensive income	(14)
Stage 1 [member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	(12)
Other changes in credit quality	(20)
Additions (repayments)	18
Methodology changes	(71)
Other items	(13)
Other items impacting the impairment charge	(86)
Total impairment	(98)
In respect of:
Financial assets at amortised cost	(65)
Impairment charge on drawn balances	(65)
Loan commitments and financial guarantees	(19)
Financial assets at fair value through other comprehensive income	(14)
Stage 2 [member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	51
Other changes in credit quality	(47)
Additions (repayments)	(82)
Methodology changes	(21)
Other items impacting the impairment charge	(150)
Total impairment	(99)
In respect of:
Financial assets at amortised cost	(51)
Impairment charge on drawn balances	(51)
Loan commitments and financial guarantees	(48)
Stage 3 [member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	446
Other changes in credit quality	541
Additions (repayments)	43
Methodology changes	72
Other items	32
Other items impacting the impairment charge	688
Total impairment	1,134
In respect of:
Financial assets at amortised cost	1,139
Other assets	1
Impairment charge on drawn balances	1,140
Loan commitments and financial guarantees	(6)
Purchased or originated credit-impaired [member]
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Other changes in credit quality	69
Additions (repayments)	(69)
Loans and Advances to Banks [Member]
In respect of:
Loans and advances	1
Loans and Advances to Banks [Member] | Stage 1 [member]
In respect of:
Loans and advances	1
Loans and Advances to Banks [Member] | Stage 2 [member]
In respect of:
Loans and advances
Loans and Advances to Banks [Member] | Stage 3 [member]
In respect of:
Loans and advances
Loans and Advances to Banks [Member] | Purchased or originated credit-impaired [member]
In respect of:
Loans and advances
Loans and advances to customers [Member]
In respect of:
Loans and advances	1,022
Loans and advances to customers [Member] | Stage 1 [member]
In respect of:
Loans and advances	(66)
Loans and advances to customers [Member] | Stage 2 [member]
In respect of:
Loans and advances	(51)
Loans and advances to customers [Member] | Stage 3 [member]
In respect of:
Loans and advances	£ 1,139